INVESTMENTS - Equity Accounting Method Investment Continuity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of joint ventures [line items]
Investments, beginning balance	$ 4,527
Equity pick-up from equity investees	288	$ 165
Cash repayments of advances and loans from related parties	(79)	(92)
Investments, ending balance	4,670	4,527
Joint ventures
Disclosure of joint ventures [line items]
Investments, beginning balance	4,527	1,234
Acquisitions		3,253
Equity pick-up from equity investees	288	165
Funds invested		2
Dividends paid	(141)	(125)
Cash repayments of advances and loans from related parties	(4)	(2)
Investments, ending balance	4,670	4,527
Kibali [Member]
Disclosure of joint ventures [line items]
Investments, beginning balance	3,218	0
Acquisitions		3,195
Equity pick-up from equity investees	201	98
Funds invested		0
Dividends paid	(140)	(75)
Cash repayments of advances and loans from related parties	0	0
Investments, ending balance	3,279	3,218
Jabal Sayid
Disclosure of joint ventures [line items]
Investments, beginning balance	296	245
Acquisitions		0
Equity pick-up from equity investees	74	51
Funds invested		0
Dividends paid	0	0
Cash repayments of advances and loans from related parties	(1)	0
Investments, ending balance	369	296
Zaldívar
Disclosure of joint ventures [line items]
Investments, beginning balance	955	989
Acquisitions		0
Equity pick-up from equity investees	12	16
Funds invested		0
Dividends paid	0	(50)
Cash repayments of advances and loans from related parties	0	0
Investments, ending balance	967	955
OtherJV [Member]
Disclosure of joint ventures [line items]
Investments, beginning balance	58	0
Acquisitions		58
Equity pick-up from equity investees	1	0
Funds invested		2
Dividends paid	(1)	0
Cash repayments of advances and loans from related parties	(3)	(2)
Investments, ending balance	$ 55	$ 58